Derivative Financial Instruments and Hedge Accounting - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Reserve Of Gains And Losses On Hedging Instruments	£ 0	£ 3
Gross notional amounts	1,531	3,130
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Net movement on hedging instrument in fair value hedges
Collars [Member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	334	180
Forward And Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Gross notional amounts	£ 324	£ 690